FLAHERTY & CRUMRINE Preferred Securities Income Fund

To the Shareholders of Flaherty & Crumrine Preferred Securities Income Fund (“FFC”):

While the first fiscal quarter1 began on a very weak note, with fixed-income markets (including preferreds) down sharply in December 2018, markets did a 180-degree turn as the Fed changed its tune on monetary policy. Rebounding prices were broad-based and more than made up for weakness in December, and investors are once again on a hunt for yield. Total return2 on net asset value (“NAV”) for the first fiscal quarter was 6.1%, while total return on market price was 14.4%.

As discussed in our Annual Report dated November 30, 2018, there were many factors contributing to weakness in 2018. A few of them continue today, including a global economic slowdown, ongoing trade wars, and continuous political headlines from both sides of the aisle. However, the Federal Reserve’s unexpected pivot on its outlook for future rate hikes and size of its balance sheet (System Open Market Account (SOMA) portfolio) deserve most of the credit for the market’s sudden mood change. As of its March 20 meeting, the Federal Open Market Committee estimates no rate increases in 2019 and one 0.25% hike in 2020, which would leave the year-end 2021 fed funds rate 0.5% below earlier projections. It also plans to halt SOMA reductions in October 2019, an earlier end point than previously expected.

The Fed’s revised positions on rates and SOMA have been followed by similar policy statements from the European Central Bank (ECB). Investors globally have shifted expectations and now expect government officials to keep close watch over economies and markets with continued dovish monetary policies. The result has been lower, and remarkably stable, Treasury rates and a dramatic re-tightening of credit spreads.

Flow data on money going into and out of markets and investment products from late-2018 indicate many may have underestimated the degree of concern among investors. Outflows, particularly from corporate credit fixed-income funds, were substantial and help explain the magnitude of market weakness. Flows back into markets in 2019 have been impressive as well, although thus far they have fallen short of making up for late-2018’s outflows.

Macro factors have been driving markets, and there is little new to say about the Fund’s portfolio. Our allocations continue to focus on credit quality and structure – both of which remain healthy – and portfolio turnover remains low. The economic outlook and related macro factors – such as global monetary policy and trade – should continue to have an outsized impact on our market’s direction over the near-term.

Credit fundamentals for most issuers of preferreds are strong, and we expect them to remain resilient even if the pace of economic growth slows over the next several years. Supply of newly-issued preferreds should remain very manageable, providing technical support to the market. Combined with competitive yields, tax advantages, and benign credit conditions, we believe the case for preferreds as an income investment remains intact.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team

March 29, 2019

1December 1, 2018 – February 28, 2019

2Following the methodology required by the Securities and Exchange Commission, total return assumes dividend reinvestment.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OVERVIEW February 28, 2019 (Unaudited)

Fund Statistics
Net Asset Value	$18.76
Market Price	$18.55
Discount	1.12%
Yield on Market Price†	7.25%
Common Stock Shares Outstanding	44,252,635

†February 2019 dividend of $0.112 per share,
annualized, divided by Market Price.

Security Ratings**% of Net Assets††
A	0.5%
BBB	55.7%
BB	30.5%
Below “BB”	1.1%
Not Rated***	9.3%

Portfolio Rating Guidelines% of Net Assets††
Security Rated Below Investment Grade By All****	29.5%
Issuer or Senior Debt Rated Below Investment Grade by All*****	2.0%

**Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s. May not sum to 100% due to rounding.

***Excludes common stock and money market fund investments and net other assets and liabilities of 2.9%.

****Security rating below investment grade by all of Moody’s, S&P Global Ratings, and Fitch Ratings.

*****Security rating and issuer’s senior unsecured debt or issuer rating are below investment grade by all of Moody’s, S&P, and Fitch. The Fund’s investment policy currently limits such securities to 10% of Net Assets.

Industry Categories*	% of Net Assets††

Communication 0.5%
Energy 4.6%
REITs 0.1%
Utilities 7.2%
Other 6.3%
Insurance 22.5%
Banking & Financial Services 58.7%

*Categories may not sum to 100% due to rounding.

Top 10 Holdings by Issuer% of Net Assets††
PNC Financial Services Group Inc	4.3%
MetLife Inc	4.2%
JPMorgan Chase & Co	4.0%
Citigroup Inc	3.9%
Liberty Mutual Group	3.6%
Morgan Stanley	3.5%
BNP Paribas	3.4%
Wells Fargo & Company	3.3%
Fifth Third Bancorp	3.3%
HSBC Holdings PLC	2.7%

% of Net Assets****** ††
Holdings Generating Qualified Dividend Income (QDI) for Individuals	62%
Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	44%

******This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

††Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS February 28, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities§ — 76.7%
Banking — 41.4%

$14,800,000	Bank of America Corporation, 5.875% to 03/15/28 then 3ML + 2.931%, Series FF	$14,611,670	*(1)(4)
	Capital One Financial Corporation:
13,893	6.00%, Series B	352,674	*(4)
58,600	6.00%, Series H	1,522,129	*(4)
34,000	6.20%, Series F	887,060	*(4)
120,900	6.70%, Series D	3,137,959	*(1)(4)
	Citigroup, Inc.:
$1,490,000	5.875% to 03/27/20 then 3ML + 4.059%, Series O	1,507,068	*(4)
$4,590,000	5.95% to 05/15/25 then 3ML + 3.905%, Series P	4,631,195	*(4)
1,036,484	6.875% to 11/15/23 then 3ML + 4.13%, Series K	27,881,420	*(1)(4)
572,357	7.125% to 09/30/23 then 3ML + 4.04%, Series J	15,651,617	*(1)(4)
	Citizens Financial Group, Inc.:
161,500	6.35% to 04/06/24 then 3ML + 3.642%, Series D	4,201,423	*(1)(4)
$5,700,000	6.375% to 04/06/24 then 3ML + 3.157%, Series C	5,658,533	*(1)(4)
	CoBank ACB:
25,820	6.125%, Series G, 144A****	2,615,566	*(4)
104,000	6.20% to 01/01/25 then 3ML + 3.744%, Series H, 144A****	10,779,600	*(4)
60,000	6.25% to 10/01/22 then 3ML + 4.557%, Series F, 144A****	6,210,000	*(1)(4)
$2,498,000	6.25% to 10/01/26 then 3ML + 4.66%, Series I, 144A****	2,597,920	*(4)
1,480,879	Fifth Third Bancorp, 6.625% to 12/31/23 then 3ML + 3.71%, Series I	42,149,518	*(1)(4)
	First Horizon National Corporation:
3,730	First Tennessee Bank, 3ML + 0.85%, min 3.75%, 3.75%(5),144A****	2,741,550	*(4)
9	FT Real Estate Securities Company, 9.50% 03/31/31, 144A****	11,643,750
	Goldman Sachs Group:
$12,000,000	5.00% to 11/10/22 then 3ML + 2.874%, Series P	11,057,700	*(1)(4)
$390,000	5.70% to 05/10/19 then 3ML + 3.884%, Series L	390,488	*(4)
140,000	6.375% to 05/10/24 then 3ML + 3.55%, Series K	3,752,000	*(1)(4)
	HSBC Holdings PLC:
$4,400,000	HSBC Capital Funding LP, 10.176% to 06/30/30 then 3ML + 4.98%, 144A****	6,455,768	(1)(2)(4)
	Huntington Bancshares, Inc.:
590,000	6.25%, Series D	15,257,400	*(1)(4)
$5,800,000	5.70% to 04/15/23 then 3ML + 2.88%, Series E	5,587,343	*(1)(4)
243,670	ING Groep NV, 6.375%	6,247,699	**(2)(4)
	JPMorgan Chase & Company:
56,600	6.125%, Series Y	1,461,695	*(4)
183,700	6.70%, Series T	4,592,500	*(4)
$22,954,000	3ML + 3.47%, 6.2205%(5), Series I	23,096,889	*(1)(4)
$5,450,000	6.00% to 08/01/23 then 3ML + 3.30%, Series R	5,618,051	*(1)(4)
$15,155,000	6.75% to 02/01/24 then 3ML + 3.78%, Series S	16,674,516	*(1)(4)
502,300	KeyCorp, 6.125% to 12/15/26 then 3ML + 3.892%, Series E	13,438,434	*(1)(4)
$9,340,000	Lloyds TSB Bank PLC, 12.00% to 12/16/24 then 3ML + 11.756%, 144A****	11,333,623	(1)(2)(4)
$16,750,000	M&T Bank Corporation, 6.45% to 02/15/24 then 3ML + 3.61%, Series E	17,852,736	*(1)(4)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Banking — (Continued)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

242,340	MB Financial, Inc., 6.00%, Series C	$6,099,698	*(1)(4)
	Morgan Stanley:
879,089	5.85% to 04/15/27 then 3ML + 3.491%, Series K	22,293,697	*(1)(4)
519,272	6.875% to 01/15/24 then 3ML + 3.94%, Series F	14,113,813	*(1)(4)
300,437	7.125% to 10/15/23 then 3ML + 4.32%, Series E	8,437,773	*(1)(4)
977,000	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3ML + 3.821%, Series A	24,542,240	*(1)(4)
89,600	People’s United Financial, Inc., 5.625% to 12/15/26 then 3ML + 4.02%, Series A	2,130,240	*(4)
	PNC Financial Services Group, Inc.:
1,941,960	6.125% to 05/01/22 then 3ML + 4.067%, Series P	51,641,571	*(1)(4)
$3,043,000	6.75% to 08/01/21 then 3ML + 3.678%, Series O	3,249,255	*(1)(4)
$7,885,000	RaboBank Nederland, 11.00% to 06/30/19 then 3ML + 10.868%, 144A****	8,091,981	(1)(2)(4)
27,213	Regions Financial Corporation, 6.375% to 09/15/24 then 3ML + 3.536%, Series B	732,370	*(4)
	Sovereign Bancorp:
8,641	Sovereign REIT, 12.00%, Series A, 144A****	9,691,702	(4)
	State Street Corporation:
$1,000,000	5.625% to 12/15/23 then 3ML + 2.539%, Series H	998,335	*(4)
505,500	5.90% to 03/15/24 then 3ML + 3.108%, Series D	13,212,506	*(1)(4)
59,724	Sterling Bancorp, 6.50%, Series A	1,637,333	*(4)
150,072	US Bancorp, 6.50% to 01/15/22 then 3ML + 4.468%, Series F	4,127,730	*(1)(4)
165,000	Valley National Bancorp, 5.50% to 09/30/22 then 3ML + 3.578%, Series B	4,121,700	*(1)(4)
	Wells Fargo & Company:
55,000	5.625%, Series Y	1,392,600	*(4)
1,353	7.50%, Series L	1,740,832	*(4)
339,095	5.85% to 09/15/23 then 3ML + 3.09%, Series Q	8,590,022	*(1)(4)
$3,000,000	5.875% to 06/15/25 then 3ML + 3.99%, Series U	3,175,590	*(1)(4)
$16,314,000	3ML + 3.77%, 6.5582%(5), Series K	16,456,748	*(1)(4)
402,925	6.625% to 03/15/24 then 3ML + 3.69%, Series R	11,080,438	*(1)(4)
	Zions Bancorporation:
20,000	6.30% to 03/15/23 then 3ML + 4.24%, Series G	540,100	*(4)
$10,265,000	7.20% to 09/15/23 then 3ML + 4.44%, Series J	10,684,171	*(1)(4)
		530,379,939
Financial Services — 1.5%
$2,540,000	AerCap Global Aviation Trust, 6.50% to 06/15/25 then 3ML + 4.30%, 06/15/45, 144A****	2,540,000	(2)
	Charles Schwab Corporation:
13,600	5.95%, Series D	358,700	*(4)
176,400	6.00%, Series C	4,663,134	*(1)(4)
$2,600,000	E*TRADE Financial Corporation, 5.30% to 03/15/23 then 3ML + 3.16%, Series B	2,413,671	*(1)(4)
	General Motors Financial Company:
$2,625,000	5.75% to 09/30/27 then 3ML + 3.598%, Series A	2,302,847	*(4)
$4,400,000	6.50% to 09/30/28 then 3ML + 3.436%, Series B	3,999,490	*(4)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Financial Services — (Continued)

122,000	Stifel Financial Corp., 6.25%, Series B	$3,074,400	*(4)
		19,352,242
Insurance — 19.3%
612,382	Allstate Corporation, 6.625%, Series E	15,536,131	*(1)(4)
$9,020,000	American International Group, Inc., 8.175% to 05/15/38 then 3ML + 4.195%, 05/15/58	10,476,505
$718,000	Aon Corporation, 8.205% 01/01/27	840,756	(1)
	Arch Capital Group, Ltd.:
67,000	5.25%, Series E	1,530,541	**(2)(4)
56,500	5.45%, Series F	1,307,975	**(2)(4)
	Aspen Insurance Holdings Ltd.:
65,962	5.625%	1,546,149	**(2)(4)
65,830	5.95% to 07/01/23 then 3ML + 4.06%	1,639,167	**(2)(4)
$3,315,000	AXA SA, 6.379% to 12/14/36 then 3ML + 2.256%, 144A****	3,542,906	**(1)(2)(4)
52,191	Axis Capital Holdings Ltd., 5.50%, Series E	1,239,536	**(2)(4)
	Chubb Ltd.:
$4,566,000	Ace Capital Trust II, 9.70% 04/01/30	6,168,529	(1)
805,950	Delphi Financial Group, 3ML + 3.19%, 5.8738%(5) 05/15/37	18,637,594	(1)
254,000	Enstar Group Ltd., 7.00% to 09/01/28 then 3ML + 4.015%, Series D	6,315,075	**(1)(2)(4)
$7,310,000	Everest Reinsurance Holdings, 3ML + 2.385%, 5.0688%(5) 05/15/37	6,370,263	(1)
50,000	Hartford Financial Services Group, Inc., 7.875% to 04/15/22 then 3ML + 5.596%, 04/15/42	1,429,750
$24,634,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	28,118,356	(1)
	MetLife, Inc.:
$18,250,000	9.25% 04/08/38, 144A****	24,218,298	(1)
$17,895,000	10.75% 08/01/39	26,699,877	(1)
$2,250,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	2,741,749	(1)
	PartnerRe Ltd.:
140,000	5.875%, Series I	3,574,200	**(1)(2)(4)
36,394	6.50%, Series G	948,791	**(1)(2)(4)
475,799	7.25%, Series H	12,756,171	**(1)(2)(4)
	Prudential Financial, Inc.:
$4,906,000	5.625% to 06/15/23 then 3ML + 3.92%, 06/15/43	5,097,211	(1)
$3,900,000	5.875% to 09/15/22 then 3ML + 4.175%, 09/15/42	4,123,392	(1)
100,000	RenaissanceRe Holdings Ltd., 5.75%, Series F	2,454,000	**(2)(4)
	Unum Group:
$26,660,000	Provident Financing Trust I, 7.405% 03/15/38	27,780,520	(1)
144,335	W.R. Berkley Corporation, 5.75% 06/01/56	3,638,426	(1)
	XL Group Limited:
$8,000,000	Catlin Insurance Company Ltd., 3ML + 2.975%, 5.736%(5), 144A****	7,711,800	(1)(2)(4)
$21,893,000	XL Capital Ltd., 3ML + 2.4575%, 5.2448%(5), Series E	20,634,153	(1)(2)(4)
		247,077,821

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Utilities — 7.2%

$3,752,000	CenterPoint Energy, Inc., 6.125% to 09/01/23 then 3ML + 3.27%, Series A	$3,814,527	*(1)(4)
	Commonwealth Edison:
$16,798,000	COMED Financing III, 6.35% 03/15/33	17,438,088	(1)
768,612	Dominion Energy, Inc., 5.25% 07/30/76, Series A	19,124,988	(1)
	DTE Energy Company:
164,000	5.375% 06/01/76, Series B	4,210,700	(1)
55,000	6.00% 12/15/76, Series F	1,474,275
$12,170,000	Emera, Inc., 6.75% to 06/15/26 then 3ML + 5.44%, 06/15/76, Series 2016A	12,613,901	(1)(2)
2,500	Georgia Power Company, 5.00% 10/01/77, Series 2017A	62,713
98,800	Indianapolis Power & Light Company, 5.65%	9,954,100	*(4)
463,700	Integrys Energy Group, Inc., 6.00% to 08/01/23 then 3ML + 3.22%, 08/01/73	11,724,654	(1)
	NextEra Energy:
$717,000	NextEra Energy Capital Holdings, Inc., 3ML + 2.125%, 4.9132%(5) 06/15/67, Series C	624,852	(1)
	NiSource, Inc.:
$1,900,000	5.65% to 06/15/23 then T5Y + 2.843%, Series A, 144A****	1,835,087	*(4)
166,000	6.50% to 03/15/24 then T5Y + 3.632%, Series B	4,434,275	*(1)(4)
	PECO Energy:
$2,386,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	2,580,203	(1)
	Southern California Edison:
70,000	SCE Trust V, 5.45% to 03/15/26 then 3ML + 3.79%, Series K	1,628,550	*(1)(4)
		91,520,913
Energy — 4.0%
	DCP Midstream LP:
$6,450,000	7.375% to 12/15/22 then 3ML + 5.148%, Series A	6,214,736	(1)(4)
21,500	7.875% to 06/15/23 then 3ML + 4.919%, Series B	521,483	(4)
$2,510,000	DCP Midstream LLC, 5.85% to 05/21/23 then 3ML + 3.85%, 05/21/43, 144A****	2,233,900
$6,200,000	Enbridge, Inc., 6.00% to 01/15/27 then 3ML + 3.89%, 01/15/77	6,084,867	(1)(2)
	Energy Transfer Partners LP:
696,750	7.375% to 05/15/23 then 3ML + 4.53%, Series C	16,798,015	(1)(4)
8,600	7.625% to 08/15/23 then 3ML + 4.738%, Series D	210,700	(4)
$3,700,000	Enterprise Products Operating L.P., 5.25% to 08/16/27 then 3ML + 3.033%, 08/16/77, Series E	3,398,331
191,783	NuStar Logistics LP, 3ML + 6.734%, 9.5213%(5) 01/15/43	4,811,835	(1)
	Transcanada Pipelines, Ltd.:
$4,000,000	5.30% to 03/15/27 then 3ML + 3.208%, 03/15/77, Series 2017-A	3,725,900	(1)(2)
$7,000,000	5.875% to 08/15/26 then 3ML + 4.64%, 08/15/76, Series 2016-A	6,975,325	(1)(2)
		50,975,092
Real Estate Investment Trust (REIT) — 0.1%
19,210	Annaly Capital Management, Inc., 6.95% to 09/30/22 then 3ML + 4.993%, Series F	482,555	(4)
20,064	National Retail Properties, Inc., 5.20%, Series F	455,453	(4)
37,673	PS Business Parks, Inc., 5.20%, Series W	871,565	(4)
		1,809,573

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Preferred Stock & Hybrid Preferred Securities — (Continued)
Miscellaneous Industries — 3.2%

	BHP Billiton Limited:
$2,500,000	BHP Billiton Finance U.S.A., Ltd., 6.75% to 10/19/25 then SW5 + 5.093%, 10/19/75, 144A****	$2,746,063	(2)
$5,074,000	General Electric Company, 5.00% to 01/21/21 then 3ML + 3.33%, Series D	4,789,729	*(1)(4)
	Land O’ Lakes, Inc.:
$6,800,000	7.00%, Series C, 144A****	6,567,950	*(4)
$7,900,000	7.25%, Series B, 144A****	7,840,750	*(4)
$9,500,000	8.00%, Series A, 144A****	9,880,000	*(1)(4)
97,900	Ocean Spray Cranberries, Inc., 6.25%, 144A****	8,517,300	*(4)
		40,341,792
	Total Preferred Stock & Hybrid Preferred Securities (Cost $954,672,571)	981,457,372

Contingent Capital Securities(3) — 15.9%
Banking — 13.3%
$5,103,000	Australia & New Zealand Banking Group Ltd., 6.75% to 06/15/26 then ISDA5 + 5.168%, 144A****	5,365,651	**(1)(2)(4)
$12,800,000	Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 then SW5 + 3.87%	11,548,416	**(1)(2)(4)
$2,970,000	Banco Mercantil del Norte SA, 7.625% to 01/06/28 then T10Y + 5.353%, 144A****	2,925,450	**(2)(4)
	Barclays Bank PLC:
$5,615,000	7.75% to 09/15/23 then SW5 + 4.842%	5,605,651	**(2)(4)
$18,863,000	7.875% to 03/15/22 then SW5 + 6.772%, 144A****	19,829,955	**(1)(2)(4)
	BNP Paribas:
$2,340,000	7.00% to 08/16/28 then SW5 + 3.98%, 144A****	2,343,452	**(2)(4)
$31,040,000	7.375% to 08/19/25 then SW5 + 5.15%, 144A****	32,740,371	**(1)(2)(4)
$8,000,000	7.625% to 03/30/21 then SW5 + 6.314%, 144A****	8,434,680	**(1)(2)(4)
$1,630,000	Credit Agricole SA, 7.875% to 01/23/24 then SW5 + 4.898%,144A****	1,753,349	**(2)(4)
	HSBC Holdings PLC:
$2,100,000	6.00% to 05/22/27 then ISDA5 + 3.746%	2,047,973	**(1)(2)(4)
$20,770,000	6.50% to 03/23/28 then ISDA5 + 3.606%	20,465,720	**(1)(2)(4)
$5,243,000	6.875% to 06/01/21 then ISDA5 + 5.514%	5,449,941	**(1)(2)(4)
$3,000,000	Macquarie Bank Ltd., 6.125% to 03/08/27 then SW5 + 3.703%, 144A****	2,732,910	**(2)(4)
	Societe Generale SA:
$17,750,000	6.75% to 04/06/28 then SW5 + 3.929%, 144A****	16,103,155	**(1)(2)(4)
$7,000,000	7.375% to 09/13/21 then SW5 + 6.238%, 144A****	7,262,500	**(1)(2)(4)
	Standard Chartered PLC:
$11,370,000	7.50% to 04/02/22 then SW5 + 6.301%, 144A****	11,910,075	**(1)(2)(4)
$8,000,000	7.75% to 04/02/23 then SW5 + 5.723%, 144A****	8,391,800	**(1)(2)(4)
$6,700,000	Westpac Banking Corporation, 5.00% to 09/21/27 then ISDA5 + 2.888%	5,914,052	**(1)(2)(4)
		170,825,101

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Contingent Capital Securities — (Continued)
Financial Services — 0.7%

	Credit Suisse Group AG:
$4,500,000	7.25% to 09/12/25 then SW5 + 4.332%, 144A****	$4,506,637	**(1)(2)(4)
$4,700,000	7.50% to 07/17/23 then SW5 + 4.60%, 144A****	4,827,300	**(1)(2)(4)
		9,333,937
Insurance — 1.9%
$21,757,000	QBE Insurance Group Ltd., 7.50% to 11/24/23 then SW10 + 6.03%, 11/24/43, 144A****	23,611,240	(1)(2)
		23,611,240
	Total Contingent Capital Securities (Cost $204,897,820)	203,770,278

Corporate Debt Securities§ — 4.5%
Banking — 1.7%
806,700	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	20,909,664	(1)
25,000	Zions Bancorporation, 6.95% to 09/15/23 then 3ML + 3.89%, 09/15/28, Sub Notes	731,305
		21,640,969
Financial Services — 0.0%
15,000	B. Riley Financial, Inc., 7.50% 05/31/27	371,475
		371,475
Insurance — 1.4%
$13,500,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	17,364,399	(1)
		17,364,399
Energy — 0.6%
$6,717,000	Energy Transfer Partners LP, 8.25% 11/15/29	8,112,306	(1)
		8,112,306
Communication — 0.5%
	Qwest Corporation:
127,729	6.50% 09/01/56	2,912,860
155,921	6.75% 06/15/57	3,731,766
		6,644,626
Miscellaneous Industries — 0.3%
$3,550,000	Pulte Group, Inc., 7.875% 06/15/32	3,851,750	(1)
		3,851,750
	Total Corporate Debt Securities (Cost $51,695,793)	57,985,525

Common Stock — 0.0%
Energy — 0.0%
21,588	Kinder Morgan, Inc.	413,626	*
		413,626
	Total Common Stock (Cost $391,748)	413,626

Flaherty & Crumrine Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (Continued) February 28, 2019 (Unaudited)

Shares/$ Par	Value

Money Market Fund — 2.0%

	BlackRock Liquidity Funds:
25,379,608	T-Fund, Institutional Class	$25,379,608

	Total Money Market Fund (Cost $25,379,608)	25,379,608

Total Investments (Cost $1,237,037,540***)	99.1%	1,269,006,409

Other Assets And Liabilities (Net)	0.9%	10,949,586

Total Managed Assets	100.0%‡	$1,279,955,995

Loan Principal Balance		(449,575,000)

Total Net Assets Available To Common Stock		$830,380,995

§Date shown is maturity date unless referencing the end of the fixed-rate period of a fixed-to-floating rate security.

*Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**Securities distributing Qualified Dividend Income only.

***Aggregate cost of securities held.

****Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2019, these securities amounted to $350,758,543 or 27.4% of total managed assets.

(1)All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $792,475,257 at February 28, 2019.

(2)Foreign Issuer.

(3)A Contingent Capital Security is a hybrid security with contractual loss-absorption characteristics.

(4)Perpetual security with no stated maturity date.

(5)Represents the rate in effect as of the reporting date.

‡The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:

3ML—3-Month ICE LIBOR USD A/360

ISDA5—5-year USD ICE Swap Semiannual 30/360

SW5—5-year USD Swap Semiannual 30/360

SW10—10-year USD Swap Semiannual 30/360

T5Y—Federal Reserve H.15 5-Yr Constant Maturity Treasury Semiannual yield

T10Y—Federal Reserve H.15 10-Yr Constant Maturity Treasury Semiannual yield

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2018 through February 28, 2019 (Unaudited)

Value
OPERATIONS:
Net investment income	$14,155,676
Net realized gain/(loss) on investments sold during the period	(29,086,942)
Change in net unrealized appreciation/(depreciation) of investments	62,834,993
Net increase in net assets resulting from operations	47,903,727
DISTRIBUTIONS:
Dividends paid from distributable earnings to Common Stock Shareholders(2)	(14,957,391)

Total Distributions	(14,957,391)

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE period	$32,946,336

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$797,434,659
Net increase in net assets during the period	32,946,336
End of period	$830,380,995

(1)These tables summarize the three months ended February 28, 2019 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2018.

(2)May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

Financial Highlights(1)

For the period December 1, 2018 through February 28, 2019 (Unaudited)
For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.02
INVESTMENT OPERATIONS:
Net investment income	0.32
Net realized and unrealized gain/(loss) on investments	0.76
Total from investment operations	1.08
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.34)
Total distributions to Common Stock Shareholders	(0.34)
Net asset value, end of period	$18.76
Market value, end of period	$18.55
Common Stock shares outstanding, end of period	44,252,635

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.14	%*
Operating expenses including interest expense	2.75	%*
Operating expenses excluding interest expense	0.91	%*

SUPPLEMENTAL DATA: ††
Portfolio turnover rate	2	%**
Total managed assets, end of period (in 000’s)	$1,279,956
Ratio of operating expenses including interest expense to average total managed assets	1.76	%*
Ratio of operating expenses excluding interest expense to average total managed assets	0.58	%*

(1)These tables summarize the three months ended February 28, 2019 and should be read in conjunction with the Fund’s audited financial statements, including notes to the financial statements, in its Annual Report dated November 30, 2018.

*Annualized.

**Not annualized.

†The net investment income ratio reflects income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated Financial Highlights (Continued) Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2018	$0.1140	$17.60	$16.73	$16.98
January 31, 2019	0.1120	18.63	18.34	18.48
February 28, 2019	0.1120	18.76	18.55	18.51

(1)Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated Notes to Financial Statements (Unaudited)

1.Aggregate Information for Federal Income Tax Purposes

At February 28, 2019, the aggregate cost of securities for federal income tax purposes was $1,247,598,042, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $51,539,015 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,130,648.

2.Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

●Level 1 – quoted prices in active markets for identical securities

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

A summary of the inputs used to value the Fund’s investments as of February 28, 2019 is as follows:

	Total Value at February 28, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stock & Hybrid Preferred Securities
Banking	$530,379,939	$435,356,662	$95,023,277	$—
Financial Services	19,352,242	16,812,242	2,540,000	—
Insurance	247,077,821	155,618,897	91,458,924	—
Utilities	91,520,913	49,823,868	41,697,045	—
Energy	50,975,092	48,741,192	2,233,900	—
Real Estate Investment Trust (REIT)	1,809,573	1,809,573	—	—
Miscellaneous Industries	40,341,792	7,535,792	32,806,000	—
Contingent Capital Securities
Banking	170,825,101	167,899,651	2,925,450	—
Financial Services	9,333,937	9,333,937	—	—
Insurance	23,611,240	—	23,611,240	—
Corporate Debt Securities
Banking	21,640,969	21,640,969	—	—
Financial Services	371,475	371,475	—	—
Insurance	17,364,399	—	17,364,399	—
Energy	8,112,306	—	8,112,306	—
Communication	6,644,626	6,644,626	—	—
Miscellaneous Industries	3,851,750	—	3,851,750	—
Common Stock
Energy	413,626	413,626	—	—
Money Market Fund	25,379,608	25,379,608	—	—
Total Investments	$1,269,006,409	$947,382,118	$321,624,291	$—

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1. During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated Notes to Financial Statements (Unaudited) (Continued)

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Directors

R. Eric Chadwick, CFA
Chairman of the Board

Morgan Gust

David Gale

Karen H. Hogan

Officers

R. Eric Chadwick, CFA
Chief Executive Officer and
President

Chad C. Conwell
Chief Compliance Officer,
Vice President and Secretary

Bradford S. Stone
Chief Financial Officer,
Vice President and Treasurer

Roger W. Ko
Assistant Treasurer

Laurie C. Lodolo
Assistant Compliance Officer,
Assistant Treasurer and
Assistant Secretary

Linda M. Puchalski
Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated
e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Advisors LLC
1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Preferred Securities Income Fund?

•If your shares are held in a Brokerage Account, contact your Broker.

•If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170
1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Securities Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly
Report

February 28, 2019

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“edelivery”), you will not be affected by this change and you need not take any action. If you have not already elected edelivery, you may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting the Fund at the telephone number or mailing address listed on the left side of this page, if you invest directly with the Fund, or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all funds held in your account at that financial intermediary. Likewise, your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund. If you are a direct shareholder with the Fund, you can call or write to the Fund at the telephone number or address listed on the left side of this page to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

www.preferredincome.com